Income taxes (Details 4) - INR (₨) ₨ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax (liability) asset	₨ 8,144	₨ 10,292
Inventory [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax (liability) asset	3,197	3,997
Minimum Alternate Tax [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax (liability) asset	3,929	4,748
Trade and other receivables [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax (liability) asset	710	569
Operating and other tax loss carry-forward [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax (liability) asset	2,053	2,593
Other current assets and other current liabilities, net [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax (liability) asset	1,546	1,404
Property, plant and equipment [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax (liability) asset	(3,300)	(2,547)
Other intangible assets [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax (liability) asset	34	(283)
Others [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax (liability) asset	₨ (25)	₨ (189)